PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Guarantees (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) margin trust	Dec. 31, 2020 USD ($)
Maximum potential amount of future payments
Expire Within One Year	$ 298,800,000,000	$ 266,900,000,000
Expire After One Year	128,200,000,000	149,300,000,000
Total amount outstanding	427,000,000,000.0	416,200,000,000
Carrying value	1,409,000,000	2,204,000,000
Compensation for standard representations and warranties	0
Stated or notional amounts included in the indemnification clauses	$ 0
Number of trusts funded by the reinsurer | trust	2
Liability related to long-term care insurance indemnification	$ 0	0
Amount of cash initial margin collected and remitted	18,700,000,000	16,600,000,000
Cash collateral available to reimburse losses realized under guarantees and indemnifications	56,500,000,000	51,600,000,000
Available-for-sale securities, pledged to creditors	84,200,000,000	80,100,000,000
Letters of credit in favor of the Company held as collateral	4,100,000,000	6,600,000,000
Investment Grade
Maximum potential amount of future payments
Total amount outstanding	91,900,000,000	88,300,000,000
Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	25,800,000,000	29,600,000,000
Not Rated
Maximum potential amount of future payments
Total amount outstanding	309,300,000,000	298,300,000,000
Financial standby letters of credit
Maximum potential amount of future payments
Expire Within One Year	34,300,000,000	25,300,000,000
Expire After One Year	58,400,000,000	68,400,000,000
Total amount outstanding	92,700,000,000	93,700,000,000
Carrying value	791,000,000	1,407,000,000
Financial standby letters of credit | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	81,400,000,000	78,500,000,000
Financial standby letters of credit | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	11,300,000,000	14,600,000,000
Financial standby letters of credit | Not Rated
Maximum potential amount of future payments
Total amount outstanding	0	600,000,000
Performance guarantees
Maximum potential amount of future payments
Expire Within One Year	6,600,000,000	7,300,000,000
Expire After One Year	6,400,000,000	6,000,000,000.0
Total amount outstanding	13,000,000,000.0	13,300,000,000
Carrying value	47,000,000	72,000,000
Performance guarantees | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	10,500,000,000	9,800,000,000
Performance guarantees | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	2,500,000,000	3,000,000,000.0
Performance guarantees | Not Rated
Maximum potential amount of future payments
Total amount outstanding	0	500,000,000
Derivative instruments deemed to be guarantees
Maximum potential amount of future payments
Expire Within One Year	14,600,000,000	20,000,000,000.0
Expire After One Year	48,900,000,000	60,900,000,000
Total amount outstanding	63,500,000,000	80,900,000,000
Carrying value	514,000,000	671,000,000
Derivative instruments deemed to be guarantees | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Derivative instruments deemed to be guarantees | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Derivative instruments deemed to be guarantees | Not Rated
Maximum potential amount of future payments
Total amount outstanding	63,500,000,000	80,900,000,000
Loans sold with recourse
Maximum potential amount of future payments
Expire Within One Year	0	0
Expire After One Year	1,700,000,000	1,200,000,000
Total amount outstanding	1,700,000,000	1,200,000,000
Carrying value	15,000,000	9,000,000
Repurchase reserve for Consumer mortgages representations and warranties	19,000,000	31,000,000
Loans sold with recourse | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Loans sold with recourse | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Loans sold with recourse | Not Rated
Maximum potential amount of future payments
Total amount outstanding	1,700,000,000	1,200,000,000
Securities lending indemnifications
Maximum potential amount of future payments
Expire Within One Year	121,900,000,000	112,200,000,000
Expire After One Year	0	0
Total amount outstanding	121,900,000,000	112,200,000,000
Carrying value	0	0
Securities lending indemnifications | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Securities lending indemnifications | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Securities lending indemnifications | Not Rated
Maximum potential amount of future payments
Total amount outstanding	121,900,000,000	112,200,000,000
Credit card merchant processing
Maximum potential amount of future payments
Expire Within One Year	119,400,000,000	101,900,000,000
Expire After One Year	0	0
Total amount outstanding	119,400,000,000	101,900,000,000
Carrying value	1,000,000	3,000,000
Credit card merchant processing | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Credit card merchant processing | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Credit card merchant processing | Not Rated
Maximum potential amount of future payments
Total amount outstanding	119,400,000,000	101,900,000,000
Credit card arrangements with partners
Maximum potential amount of future payments
Expire Within One Year	0	200,000,000
Expire After One Year	800,000,000	800,000,000
Total amount outstanding	800,000,000	1,000,000,000.0
Carrying value	7,000,000	7,000,000
Credit card arrangements with partners | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Credit card arrangements with partners | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Credit card arrangements with partners | Not Rated
Maximum potential amount of future payments
Total amount outstanding	800,000,000	1,000,000,000.0
Other
Maximum potential amount of future payments
Expire Within One Year	2,000,000,000.0	0
Expire After One Year	12,000,000,000.0	12,000,000,000.0
Total amount outstanding	14,000,000,000.0	12,000,000,000.0
Carrying value	34,000,000	35,000,000
Other | Investment Grade
Maximum potential amount of future payments
Total amount outstanding	0	0
Other | Non-Investment Grade
Maximum potential amount of future payments
Total amount outstanding	12,000,000,000.0	12,000,000,000.0
Other | Not Rated
Maximum potential amount of future payments
Total amount outstanding	$ 2,000,000,000.0	$ 0
Futures and over the counter derivatives clearing
Maximum potential amount of future payments
Number of types of margin | margin	2